Common Stock, Additional Paid-In Capital and Dividends (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Apr. 24, 2026
Common Stock, Additional Paid-In Capital and Dividends [Abstract]
Dividends paid to common stock holders	$ 0	$ 0
Common shares issued (in shares)	2,878,596
Common stock issuance expenses	$ 739	$ 8
2024 ATM [Member]
Common Stock, Additional Paid-In Capital and Dividends [Abstract]
Common shares issued (in shares)	953,223
Gross proceeds from shares issuance	$ 4,294
Expenses related to equity distribution agreement	$ 57
2026 Equity Line Purchase Agreement [Member]
Common Stock, Additional Paid-In Capital and Dividends [Abstract]
Common shares issued (in shares)	1,925,373
Gross proceeds from shares issuance	$ 2,481
Maximum amount of common shares that can be sold			$ 50,000
Maximum number of common shares registered for resale (in shares)			50,000,000
Common stock issuance expenses	$ 787